EMPLOYEE BENEFIT PLANS - Plans Sponsored by SPX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SPX | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit expense	$ 1.2	$ 22.8	$ 3.0